Group cash flow statement (Parenthetical) € in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)		Jun. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Cash flows from consolidated operations
Profit after tax for the period		$ 13,068		$ 3,451
Adjustments for:
– Taxation		4,981		1,828
– Finance items		(56)		650
– Share of profit after tax of equity accounted units		(556)		(198)
– Impairment charges of investments in equity accounted units after tax		0		119
– Impairment charges		0		1,015
– Depreciation and amortisation		2,307		2,092
– Provisions (including exchange differences on provisions)		485		336
- Pension settlement	[1]	(291)		0
Utilisation of provisions		(349)		(254)
Utilisation of provision for post-retirement benefits		(76)		(97)
Change in inventories		(518)		(289)
Change in receivables and other assets	[2]	(966)		508
Change in trade and other payables		250		(262)
Other items	[3]	(100)		(256)
Cash flows from consolidated operations	[4]	18,179		8,643
Purchases of financial assets	[5]	18		20
Amount held in trust fund		402					$ 410
Buy-back of bonds				526		€ 402
Cash and cash equivalents		14,027		6,269			10,381
Bank overdrafts repayable on demand (unsecured)		(4)		(15)			0
Balance per Group cash flow statement		14,023	[6]	6,254	[6]		10,381
Employee benefits pre-tax charge		3
Deferred tax liabilities		3,501					$ 3,239
Gains (losses) on currency forward contracts		10		(200)
MONGOLIA
Adjustments for:
Deferred tax liabilities		356
Wholly or partly funded defined benefit plans
Adjustments for:
Present value of pension assets		89
Cash payment to execute buyout of partially funded pension scheme		294
Energy Resources of Australia Limited
Adjustments for:
Deposits into trust fund				299
Fixed Income Instruments
Adjustments for:
Purchases of financial assets				$ 84
Other Investments
Adjustments for:
Cash movements excluding exchange movements		$ 15

[1]	During the period ended 30 June 2021, the Group entered into an agreement to transfer its partially funded pension obligations in France to an external insurer. The insurance premium was paid by the transfer of the existing pension assets valued at US$89 million plus an additional cash payment of €247 million (US$294 million), of which US$3 million is included in 'Profit after tax'. The Group has no further legal or constructive obligation relating to the insured pensions and has reflected this transaction as a settlement.
[2]	The Mongolian Tax Authority required payment by Oyu Tolgoi of US$356 million in relation to disputed tax matters. Oyu Tolgoi continues to dispute the matters and has classified amounts subject to international arbitration as prepayments pending resolution.
[3]	Includes realised gains on currency forward contracts not designated in a hedge relationship of US$10 million (30 June 2020: realised losses of US$200 million).
[4]

(a) Cash flows from consolidated operations
Profit after tax for the period	13,068	3,451
Adjustments for:
– Taxation	4,981	1,828
– Finance items	(56)	650
– Share of profit after tax of equity accounted units	(556)	(198)
– Impairment charges of investments in equity accounted units after tax	—	119
– Impairment charges	—	1,015
– Depreciation and amortisation	2,307	2,092
– Provisions (including exchange differences on provisions)	485	336
– Pension settlement(f)	(291)	—
Utilisation of provisions	(349)	(254)
Utilisation of provision for post-retirement benefits	(76)	(97)
Change in inventories	(518)	(289)
Change in receivables and other assets(g)	(966)	508
Change in trade and other payables	250	(262)
Other items(h)	(100)	(256)
	18,179	8,643

[5]	During the six months to 30 June 2021, the Group invested a further US$15 million (30 June 2020: received net proceeds of US$84 million) within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within ‘Sales of financial assets’ or 'Purchases of financial assets' depending on the overall net position at each reporting date.
[6]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2021	31 December 2020	30 June 2020
	US$m	US$m	US$m
Balance per Group balance sheet	14,027	10,381	6,269
Bank overdrafts repayable on demand (unsecured)	(4)	—	(15)
Balance per Group cash flow statement	14,023	10,381	6,254